Other accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Other Accrued Liabilities (Current)
Other accrued liabilities (current) are comprised of the following:

As of December 31,	2024	2023
Payrolls and commissions	$135.1	$124.5
Income taxes	47.0	31.4
Taxes other than income taxes	24.0	27.4
Accrued vacations	21.5	22.4
Operating leases	15.0	19.1
Cost reduction	13.0	9.4
Pension and postretirement	9.7	10.2
Accrued interest	5.6	5.8
Other	43.8	58.2
Total other accrued liabilities	$314.7	$308.4